SUP-0119-0148-0524

SANFORD C. BERNSTEIN FUND, INC.

-AB Emerging Markets Portfolio (Ticker: EGMZX)

-Emerging Markets Portfolio (Ticker: SNEMX)

Each of the funds listed above is hereinafter referred to as a “Portfolio,” and together, the “Portfolios.”

Supplement dated May 20, 2024 to (i) the AB Emerging Markets Portfolio Prospectus and (ii) the Emerging Markets Portfolio Prospectus and Summary Prospectus, each dated January 26, 2024 (together, the “Prospectuses”).

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The following chart replaces the chart under the heading “Portfolio Managers” in the summary section of the Prospectuses for the Portfolios:

PORTFOLIO MANAGERS:

The following table lists the persons responsible for day-to-day management of the Portfolio:

Employee	Length of Service	Title
Ivan Kim	Since May 2024	Vice President of the Manager

Stuart Rae	Since 2023	Senior Vice President of the Manager

Sammy Suzuki	Since January 2024	Senior Vice President of the Manager

The following replaces certain information under the heading “Management of the Portfolios — Portfolio Managers” in the Prospectuses for the Portfolios:

Employee; Length of Service; Title	Principal Occupation During the Past Five (5) Years
Ivan Kim; since May 2024; Vice President of the Manager	Vice President of the Manager, with which he has been associated since 2022. Prior to joining the Manager in 2022, he served as head of technology, media and telecom equity research at Xtellus Capital Partners.

Stuart Rae; since 2023; Senior Vice President of the Manager	Senior Vice President of the Manager, with which he has been associated in a substantially similar capacity since prior to 2019. Chief Investment Officer-Emerging Markets Value Equities since 2023 and Chief Investment Officer-Asia-Pacific Value Equities since prior to 2019.

Sammy Suzuki; since January 2024; Senior Vice President of the Manager	Senior Vice President of the Manager, with which he has been associated since prior to 2019. Head-Emerging Markets Equities.

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Each Statement of Additional Information is revised, as applicable, to incorporate changes conforming to this Supplement.

This Supplement should be read in conjunction with the Prospectuses for the Portfolios.

You should retain this Supplement with your Prospectus(es) for future reference.

The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

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